ENTITY-WIDE DISCLOSURE: (Schedule of Revenues From Principal Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from principal customers [Line Items]
Revenues	$ 5,414	$ 1,404	$ 1,086
Revenue [Member] | Customers [Member] | Customer A [Member]
Revenues from principal customers [Line Items]
Revenues	732	336
Revenue [Member] | Customers [Member] | Customer B [Member]
Revenues from principal customers [Line Items]
Revenues	1,032	597
Revenue [Member] | Customers [Member] | Customer C [Member]
Revenues from principal customers [Line Items]
Revenues	2,500	206	409
Revenue [Member] | Customers [Member] | Customer D [Member]
Revenues from principal customers [Line Items]
Revenues	541	174
Revenue [Member] | Customers [Member] | Customer E [Member]
Revenues from principal customers [Line Items]
Revenues	609	47	312
Revenue [Member] | Customers [Member] | Customer F [Member]
Revenues from principal customers [Line Items]
Revenues			$ 209